Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Short-Term Bond Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2016
Supplement [Text Block]	trpstbfi_SupplementTextBlock	T. Rowe Price Short-Term Bond Fund

     Investor Class

     I Class

     Advisor Class

Supplement to Prospectus Dated October 1, 2016

The fund’s current management fee consists of two components–an individual fund fee of 0.10% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the Spectrum Funds, Retirement Funds, Retirement I Funds, Target Funds, TRP Reserve Investment Funds, and any index or private label mutual funds).

On November 1, 2016, the fund’s individual fund fee rate will be reduced from 0.10% to 0.05%. To reflect the lowering of the fund’s management fee, effective November 1, 2016, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%[b]		0.34%[b]	0.34%[b]
Distribution and service (12b-1) fees	0.00		0.00	0.25
Other expenses	0.13		0.02	0.16
Total annual fund operating expenses	0.47	[b]	0.36 [b]	0.75 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$48	$151	$263	$591
I Class	37	116	202	456
Advisor Class	77	240	417	930

T. Rowe Price Short-Term Bond Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpstbfi_SupplementTextBlock	T. Rowe Price Short-Term Bond Fund

     Investor Class

     I Class

     Advisor Class

Supplement to Prospectus Dated October 1, 2016

The fund’s current management fee consists of two components–an individual fund fee of 0.10% and a group fee that declines at certain asset levels and is calculated daily based on the combined net assets of all T. Rowe Price Funds (except the Spectrum Funds, Retirement Funds, Retirement I Funds, Target Funds, TRP Reserve Investment Funds, and any index or private label mutual funds).

On November 1, 2016, the fund’s individual fund fee rate will be reduced from 0.10% to 0.05%. To reflect the lowering of the fund’s management fee, effective November 1, 2016, the fee table and expense example on page 1 are revised as follows:

Fees and Expenses of the Fund

	Investor Class		I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.34%[b]		0.34%[b]	0.34%[b]
Distribution and service (12b-1) fees	0.00		0.00	0.25
Other expenses	0.13		0.02	0.16
Total annual fund operating expenses	0.47	[b]	0.36 [b]	0.75 [b]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$48	$151	$263	$591
I Class	37	116	202	456
Advisor Class	77	240	417	930

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
T. Rowe Price Short-Term Bond Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.34%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.13%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.47%	[2]
1 year	rr_ExpenseExampleYear01	$ 48
3 years	rr_ExpenseExampleYear03	151
5 years	rr_ExpenseExampleYear05	263
10 years	rr_ExpenseExampleYear10	591
T. Rowe Price Short-Term Bond Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.34%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.36%	[2]
1 year	rr_ExpenseExampleYear01	$ 37
3 years	rr_ExpenseExampleYear03	116
5 years	rr_ExpenseExampleYear05	202
10 years	rr_ExpenseExampleYear10	456
T. Rowe Price Short-Term Bond Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.34%	[2]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.75%	[2]
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	240
5 years	rr_ExpenseExampleYear05	417
10 years	rr_ExpenseExampleYear10	$ 930

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Restated to reflect current fees.